Financial instruments and risk management (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Currency and Interest Rate Profile of Loans and Borrowings

The table below reflects the currency and interest rate profile of our loans and borrowings after the impact of hedging.

	2019			2018			2017
At 31 March	Fixed rate interest £m	Floating rate interest £m	Total £m	Fixed rate interest £m	Floating rate interest £m	Total £m	Fixed rate interest £m	Floating rate interest £m	Total £m
Sterling	13,556	1,767	15,323	11,990	676	12,666	9,633	706	10,339
Euro	–	589	589	–	509	509	–	641	641
Total	13,556	2,356	15,912	11,990	1,185	13,175	9,633	1,347	10,980
Ratio of fixed to floating	85%	15%	100%	91%	9%	100%	88%	12%	100%
Weighted average effective
fixed interest rate – sterling	4.0%			4.4%			4.9%

Summary of Impact on Equity, Before Tax, of a 1% Increase in Interest

The impact on equity, before tax and excluding any impact related to retirement benefit plans, of a 1% increase in interest rates and a 10% strengthening of sterling against other currencies is as detailed below:

At 31 March	2019 £m Increase (reduce)	2018 £m Increase (reduce)	2017 £m Increase (reduce)
Sterling interest rates	672	628	554
US dollar interest rates	(350)	(267)	(348)
Euro interest rates	(399)	(401)	(229)
Sterling strengthening	(219)	(236)	(269)

Summary of Credit Ratings

Our credit ratings were as detailed below:

	2019		2018		2017
At 31 March	Rating	Outlook	Rating	Outlook	Rating	Outlook
Rating agency
Moody’s	Baa2	Stable	Baa2	Stable	Baa1	Negative
Standard & Poor’s	BBB	Stable	BBB+	Negative	BBB+	Negative

Remaining Contractually-Agreed Cash Flows Including Interest Payable for Non-Derivative Financial Liabilities on Undiscounted Basis

The following table provides an analysis of the remaining contractually-agreed cash flows including interest payable for our non- derivative financial liabilities on an undiscounted basis, which therefore differs from both the carrying value and fair value.

Non-derivative financial liabilities At 31 March 2019	Loans and other borrowings £m	Interest on loans and other borrowings £m	Trade and other payables £m	Provisions £m	Total £m
Due within one year	1,886	541	5,158	39	7,624
Between one and two years	1,309	505	–	33	1,847
Between two and three years	15	497	–	35	547
Between three and four years	1,463	496	–	14	1,973
Between four and five years	964	482	–	12	1,458
After five years	10,975	3,543	–	127	14,645
	16,612	6,064	5,158	260	28,094
Interest payments not yet accrued	–	(5,850)	–	–	(5,850)
Fair value adjustment	50	–	–	–	50
Impact of discounting	–	–	–	(29)	(29)
Carrying value on the balance sheet[a],[b]	16,662	214	5,158	231	22,265
Non-derivative financial liabilities At 31 March 2018	Loans and other borrowings £m	Interest on loans and other borrowings £m	Trade and other payables £m	Provisions £m	Total £m
Due within one year	2,120	452	4,939	54	7,565
Between one and two years	1,192	404	–	34	1,630
Between two and three years	1,332	365	–	25	1,722
Between three and four years	18	357	–	43	418
Between four and five years	1,489	355	–	19	1,863
After five years	7,899	2,714	–	197	10,810
	14,050	4,647	4,939	372	24,008
Interest payments not yet accrued	–	(4,495)	–	–	(4,495)
Fair value adjustment	73	–	–	–	73
Impact of discounting	–	–	–	(72)	(72)
Carrying value on the balance sheet[a],[b]	14,123	152	4,939	300	19,514

Non-derivative financial liabilities At 31 March 2017	Loans and other borrowings £m	Interest on loans and other borrowings £m	Trade and other payables £m	Provisions £m	Total £m
Due within one year	2,468	507	5,259	62	8,296
Between one and two years	1,614	415	–	41	2,070
Between two and three years	1,166	364	–	21	1,551
Between three and four years	1,295	327	–	18	1,640
Between four and five years	12	319	–	17	348
After five years	5,844	2,726	–	310	8,880
	12,399	4,658	5,259	469	22,785
Interest payments not yet accrued	–	(4,494)	–	–	(4,494)
Fair value adjustment	150	–	–	–	150
Impact of discounting	–	–	–	(177)	(177)
Carrying value on the balance sheet[a],[b]	12,549	164	5,259	292	18,264

[a] Foreign currency-related cash flows were translated at closing rates as at the relevant reporting date. Future variable interest rate cash flows were calculated using the most recent rate applied at the relevant balance sheet date.

[b] The carrying amount of trade and other payables excludes £1,479m (2017/18: £1,326m, 2016/17: £1,298m)  of non-current trade and other payables which relates to non-financial liabilities, and £632m (2017/18: £2,229m, 2016/17: £2,178m) of other taxation and social security and deferred income.

Summary of Contractually Agreed Cash Flows in Respect of Derivative Financial Instruments

The following table provides an analysis of the contractually agreed cash flows in respect of the group’s derivative financial instruments. Cash flows are presented on a net or gross basis in accordance with the settlement arrangements of the instruments.

	Derivatives – Analysed by earliest payment date[a]				Derivatives – Analysed based on holding instrument to maturity
Derivative financial liabilities At 31 March 2019	Net settled £m	Gross settled outflows £m	Gross settled inflows £m	Total £m	Net settled £m	Gross settled outflows £m	Gross settled inflows £m	Total £m
Due within one year	167	1,007	(950)	224	82	1,007	(950)	139
Between one and two years	128	541	(489)	180	77	541	(489)	129
Between two and three years	131	131	(96)	166	71	131	(96)	106
Between three and four years	163	633	(591)	205	71	633	(591)	113
Between four and five years	207	1,095	(1,042)	260	71	1,095	(1,042)	124
After five years	43	3,790	(3,660)	173	467	3,790	(3,660)	597
Total[b]	839	7,197	(6,828)	1,208	839	7,197	(6,828)	1,208
	Derivatives – Analysed by earliest payment date[a]				Derivatives – Analysed based on holding instrument to maturity
Derivative financial liabilities At 31 March 2018	Net settled £m	Gross settled outflows £m	Gross settled inflows £m	Total £m	Net settled £m	Gross settled outflows £m	Gross settled inflows £m	Total £m
Due within one year	140	587	(547)	180	91	587	(547)	131
Between one and two years	135	183	(166)	152	91	183	(166)	108
Between two and three years	156	442	(446)	152	85	69	(47)	107
Between three and four years	143	52	(29)	166	80	68	(47)	101
Between four and five years	161	52	(29)	184	80	68	(47)	101
After five years	291	2,234	(2,149)	376	599	2,575	(2,512)	662
Total[b]	1,026	3,550	(3,366)	1,210	1,026	3,550	(3,366)	1,210

	Derivatives – Analysed by earliest payment date[a]				Derivatives – Analysed based on holding instrument to maturity
Derivative financial liabilities At 31 March 2017	Net settled £m	Gross settled outflows £m	Gross settled inflows £m	Total £m	Net settled £m	Gross settled outflows £m	Gross settled inflows £m	Total £m
Due within one year	291	582	(576)	297	92	582	(576)	98
Between one and two years	296	1,139	(1,097)	338	92	1,139	(1,097)	134
Between two and three years	198	—	—	198	92	—	—	92
Between three and four years	114	—	—	114	88	—	—	88
Between four and five years	104	—	—	104	83	—	—	83
After five years	123	—	—	123	679	—	—	679
Total[b]	1,126	1,721	(1,673)	1,174	1,126	1,721	(1,673)	1,174

[a] Certain derivative financial instruments contain break clauses whereby either the group or bank counterparty can terminate the swap on certain dates and the mark to market position is settled in cash.

[b] Foreign currency-related cash flows were translated at closing rates as at the relevant reporting date. Future variable interest rate cash flows were calculated using the most recent rate applied at the relevant balance sheet date.

Summary of Maximum Credit Risk Exposure of Financial Assets

The maximum credit risk exposure of the group’s financial assets at the balance sheet date is as follows:

At 31 March	Notes	2019 £m	2018 £m	2017 £m
Derivative financial assets		1,592	1,509	2,246
Investments	23	3,268	3,075	1,564
Trade and other receivables[a]	17	1,766	2,518	2,729
Contract assets	6	1,602	—	—
Cash and cash equivalents	24	1,666	528	528
		9,894	7,630	7,067

[a] The carrying amount excludes £445m (2017/18: £317m, 2016/17: £360m) of non-current trade and other receivables which relate to non-financial assets, and £1,456m (2017/18: £1,496m, 2016/17: £1,106m) of prepayments, deferred contract costs and other receivables.

Summary of Credit Quality and Credit Concentration of Cash Equivalents, Current Asset Investments and Derivative Financial Assets

The credit quality and credit concentration of cash equivalents, current asset investments and derivative financial assets are detailed in the tables below. Where the opinion of Moody’s and Standard & Poor’s (S&P) differ, the lower rating is used.

Moody’s/S&P credit rating of counterparty	2019 £m	2018 £m	2017 £m
Aa2/AA and above	2,522	2,575	1,444
Aa3/AA–	1,376	313	208
A1/A+[a]	1,145	651	952
A2/Aa	649	628	370
A3/A–[a]	50	180	204
Baa1/BBB+[a]	75	59	561
Baa2/BBB and below[a]	160	207	86
	5,977	4,613	3,825

[a] We hold cash collateral of £638m (2017/18: £492m, 2016/17: £702m) in respect of derivative financial assets with certain counterparties.

Summary of Offsetting of Financial Assets and Liabilities

The table below shows our financial assets and liabilities that are subject to offset in the group’s balance sheet and the impact of enforceable master netting or similar agreements.

		Related amounts not set off in the balance sheet
Financial assets and liabilities At 31 March 2019	Amounts presented in the balance sheet £m	Right of set off with derivative counterparties £m	Cash collateral £m	Net amount £m
Derivative financial assets	1,592	(802)	(638)	152
Derivative financial liabilities	(940)	802	90	(48)
Total	652	–	(548)	104

		Related amounts not set off in the balance sheet
Financial assets and liabilities At 31 March 2018	Amounts presented in the balance sheet £m	Right of set off with derivative counterparties £m	Cash collateral £m	Net amount £m
Derivative financial assets	1,509	(754)	(492)	263
Derivative financial liabilities	(837)	754	60	(23)
Total	672	–	(432)	240

		Related amounts not set off in the balance sheet
Financial assets and liabilities At 31 March 2017	Amounts presented in the balance sheet £m	Right of set off with derivative counterparties £m	Cash collateral £m	Net amount £m
Derivative financial assets	2,246	(693)	(702)	851
Derivative financial liabilities	(903)	693	64	(146)
Total	1,343	–	(638)	705

Summary of Derivative Financial Instruments are Held at Fair Value on Balance Sheet

At 31 March 2019	Current asset £m	Non-current asset £m	Current liability £m	Non-current liability £m
Designated in a cash flow hedge	102	1,228	40	689
Other	9	253	8	203
Total derivatives	111	1,481	48	892

At 31 March 2018	Current asset £m	Non-current asset £m	Current liability £m	Non-current liability £m
Designated in a cash flow hedge	187	1,061	41	587
Other	10	251	9	200
Total derivatives	197	1,312	50	787

At 31 March 2017	Current asset £m	Non-current asset £m	Current liability £m	Non-current liability £m
Designated in a cash flow hedge	417	1,508	25	616
Other	11	310	9	253
Total derivatives	428	1,818	34	869

Summary of Designated Hedging Instruments

The amounts related to items designated as hedging instruments were as follows:

Hedged items At 31 March 2019	Notional principal £m	Asset £m	Liability £m	Balance in cash flow hedge related reserves (gain)/loss £m	Fair value (gain)/loss recognised in OCI £m	Amount recycled from cash flow hedge related reserves to P&L £m
Sterling, euro and US dollar denominated borrowings[a]	13,518	1,311	(702)	(48)	(130)	(19)
US dollar step up interest on US denominated borrowings[b]	145	3	(1)	(38)	(13)	4
Foreign currency purchases, principally denominated in US dollar, euro and Asia Pacific currencies[c]	1,821	16	(26)	(13)	(33)	33
Total cash flow hedges	15,484	1,330	(729)	(99)	(176)	18
Deferred tax		–	–	15
Derivatives not in a designated hedge relationship		262	(211)	–
Carrying value on the balance sheet		1,592	(940)	(84)

Hedged items At 31 March 2018[d]	Notional principal £m	Asset £m	Liability £m	Balance in cash flow hedge related reserves (gain)/loss £m	Fair value (gain)/loss recognised in OCI £m	Amount recycled from cash flow hedge related reserves to P&L £m
Sterling, euro and US dollar denominated borrowings[a]	12,504	1,222	(608)	101	347	(333)
US dollar step up interest on US denominated borrowings[b]	143	–	(6)	(29)	13	3
Foreign currency purchases, principally denominated in US dollar, euro and Asia Pacific currencies[c]	1,989	26	(14)	(13)	8	53
Total cash flow hedges	14,636	1,248	(628)	59	368	(277)
Deferred tax		–	–	(22)
Derivatives not in a designated hedge relationship		261	(209)	–
Carrying value on the balance sheet		1,509	(837)	37

Hedged items At 31 March 2017[d]	Notional principal £m	Asset £m	Liability £m	Balance in cash flow hedge related reserves (gain)/loss £m	Fair value (gain)/loss recognised in OCI £m	Amount recycled from cash flow hedge related reserves to P&L £m
Sterling, euro and US dollar denominated borrowings[a]	10,041	1,845	(621)	87	(800)	938
US dollar step up interest on US denominated borrowings[b]	146	5	(2)	(45)	(21)	4
Foreign currency purchases, principally denominated in US dollar, euro and Asia Pacific currencies[c]	2,327	75	(18)	(74)	(63)	(4)
Total cash flow hedges	12,514	1,925	(641)	(32)	(884)	938
Deferred tax		–	–	(95)
Derivatives not in a designated hedge relationship		321	(262)	–
Carrying value on the balance sheet		2,246	(903)	(127)

[a]

Sterling, euro and US dollar denominated borrowings are hedged using cross currency swaps and interest rate swaps. Amounts recycled to profit and loss are presented within other operating costs and finance expense.

[b] US dollar step up interest on US denominated borrowings are hedged using forward currency contracts. Amounts recycled to profit and loss are presented within finance expense.

[c] Foreign currency purchases, principally denominated in US dollar, euro and Asia Pacific currencies are hedged using forward currency contracts. Amounts recycled to profit and loss in respect of these items are presented within cost of sales and other operating costs.

[d] We have presented comparatives to this information, now required by IFRS 7 following the adoption of IFRS 9, for 31 March 2018 and 31 March 2017.